LEASE INTANGIBLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Net Value of Other Intangible Assets

The following table summarizes the net value of other intangible assets acquired and the accumulated amortization for each class of intangible asset:

	March 31, 2020			December 31, 2019
	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net
In-place leases	$3,186,889	$(2,592,558)	$594,331	$4,360,027	$(3,283,027)	$1,077,000
Leasing costs	1,800,922	(1,455,228)	345,694	2,937,976	(2,002,711)	935,265
Above-market leases	333,485	(253,410)	80,075	333,485	(240,739)	92,746

	$5,321,296	$(4,301,196)	$1,020,100	$7,631,488	$(5,526,477)	$2,105,011

Lease intangibles consist of the following:

	December 31, 2019			December 31, 2018
	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net
In-place leases	$4,360,027	$(3,283,027)	$1,077,000	$4,958,477	$(3,467,781)	$1,490,696
Leasing costs	2,937,976	(2,002,711)	935,265	3,628,080	(2,405,514)	1,222,566
Above-market leases	333,485	(240,739)	92,746	439,878	(291,666)	148,212

	$7,631,488	$(5,526,477)	$2,105,011	$9,026,435	$(6,164,961)	$2,861,474

Amortization Expense for the Company Lease Intangible Assets

Future aggregate approximate amortization expense for the Company’s lease intangible assets is as follows:

Nine months remaining in 2020	$397,753
Years ending December 31:
2021	372,484
2022	202,479
2023	17,663
2024	17,663
Thereafter	12,058

Total	$1,020,100

Aggregate approximate amortization expense for the Company’s lease intangible assets is as follows:

Year ending December 31,
2020	$687,974
2021	510,215
2022	360,116
2023	173,785
2024	118,989
Thereafter	253,932

Total	$2,105,011